Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2024	$ 213	$ 55,889	$ (35,024)	$ 21,078
Balance (in Shares) at Dec. 31, 2024	15,518,794
Share-based compensation		327		327
Exercise of options into ordinary shares		20		20
Exercise of options into ordinary shares (in Shares)	11,060
Net loss			(3,185)	(3,185)
Balance at Jun. 30, 2025	$ 213	56,236	(38,209)	18,240
Balance (in Shares) at Jun. 30, 2025	15,529,854
Balance at Dec. 31, 2025	$ 213	56,593	(41,044)	$ 15,762
Balance (in Shares) at Dec. 31, 2025	15,529,854			15,529,854
Share-based compensation		315		$ 315
Exercise of options into ordinary shares (in Shares)	0
Net loss			(4,404)	(4,404)
Balance at Jun. 30, 2026	$ 213	$ 56,908	$ (45,448)	$ 11,673
Balance (in Shares) at Jun. 30, 2026	15,529,854			15,529,854